ORDINARY SHARES AND STATUTORY RESERVE (Ordinary Shares) (Details)			1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 16, 2008 shares	Jan. 16, 2004 USD ($) $ / shares shares	Apr. 30, 2014 USD ($) $ / shares	Apr. 03, 2014 USD ($) shares	Apr. 09, 2013 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Feb. 27, 2014 $ / shares shares	Dec. 31, 2012 shares	Dec. 15, 2008 shares	Oct. 08, 2003 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital													$ 150,000
Conversion ratio	10
Ordinary shares authorized | shares	90,000,000									1,000,000,000		9,000,000	90,000,000
Ordinary shares, par value | $ / shares										$ 0.001			$ 0.001
Ordinary shares issued | shares	13,580,000											1,358,000
Ordinary shares outstanding | shares	13,580,000			50,657,389								1,358,000
Preferred shares authorized | shares	60,000,000											6,000,000	60,000,000
Preferred shares, par value | $ / shares													$ 0.001
Preferred shares issued | shares	15,891,250											1,589,125
Preferred shares outstanding | shares	15,891,250											1,589,125
Value of shares issued in IPO								$ 92,223,639
Value of shares issued in Private Placement								13,500,000
Stock issuance costs			$ 4,031,356					$ 4,031,356
Share price | $ / shares						$ 8.60		$ 8.60
Reclassification of the balances between additional paid-in capital and accumulated deficit
Ordinary shares issued upon exercise of share options and vesting of non-vested shares | shares							3,015,872	1,786,449
Total consideration of Shares repurchased							$ 7,738,834
Techedu Limited [Member]
Class of Stock [Line Items]
Debt amount					$ 5,000,000
Interest rate					19.00%
Term					30 months
Ordinary Shares [Member] | Tarena Limited [Member]
Class of Stock [Line Items]
Value of shares issued during period					$ 4,000,000
Shares issued in IPO | shares					916,848
Share price | $ / shares					$ 4.3628
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Value of shares issued in IPO								$ 92,212,139
Value of shares issued in Private Placement								13,498,500
Conversion of convertible redeemable preferred shares to ordinary shares				$ 111,929,780
Reclassification of the balances between additional paid-in capital and accumulated deficit								$ (85,568,016)
Total consideration of Shares repurchased
Retained Earnings (Accumulated Deficit) [Member]
Class of Stock [Line Items]
Value of shares issued in IPO
Value of shares issued in Private Placement
Reclassification of the balances between additional paid-in capital and accumulated deficit								$ 85,568,016
Total consideration of Shares repurchased
Treasury Shares [Member]
Class of Stock [Line Items]
Value of shares issued in IPO
Value of shares issued in Private Placement
Conversion of convertible redeemable preferred shares to ordinary shares
Reclassification of the balances between additional paid-in capital and accumulated deficit
Share repurchase plan, authorized amount							$ 20,000,000
Shares repurchased | shares							926,113
Total consideration of Shares repurchased							$ 7,738,834
Class A [Member]
Class of Stock [Line Items]
Ordinary shares authorized | shares						860,000,000	860,000,000	860,000,000		860,000,000
Ordinary shares, par value | $ / shares			$ 0.001			$ 0.001	$ 0.001	$ 0.001
Ordinary shares issued | shares						23,712,758	44,914,538	23,712,758
Ordinary shares outstanding | shares				16,800,000		23,712,758	43,988,425	23,712,758
Share price | $ / shares			$ 9.00
Conversion of Class B ordinary shares into shares | shares						8,924,365	18,158,128
Ordinary shares issued upon exercise of share options and vesting of non-vested shares | shares						1,788,393	3,043,652
Class A [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued | shares						23,712,758	44,914,538	23,712,758
Shares issued in IPO | shares								11,500,000
Value of shares issued in IPO								$ 11,500
Shares issued in Private Placement | shares								1,500,000
Value of shares issued in Private Placement								$ 1,500
Reclassification of the balances between additional paid-in capital and accumulated deficit
Total consideration of Shares repurchased
Class B [Member]
Class of Stock [Line Items]
Ordinary shares authorized | shares						40,000,000	40,000,000	40,000,000		40,000,000
Ordinary shares, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Ordinary shares issued | shares						28,733,024	10,574,896	28,733,024
Ordinary shares outstanding | shares				33,857,389		28,733,024	10,574,896	28,733,024
Class B [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued | shares						28,733,024	10,574,896	28,733,024	12,226,558		10,851,287
Shares issued in IPO | shares
Value of shares issued in IPO
Shares issued in Private Placement | shares
Value of shares issued in Private Placement
Conversion of convertible redeemable preferred shares to ordinary shares				$ 25,431
Conversion of convertible redeemable preferred shares to ordinary shares, shares | shares				25,430,831
Reclassification of the balances between additional paid-in capital and accumulated deficit
Total consideration of Shares repurchased
Reserved Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized | shares										100,000,000
Series A [Member]
Class of Stock [Line Items]
Shares issued during period | shares		8,571,430
Value of shares issued during period		$ 500,000
Share price | $ / shares		$ 0.05833
Series A [Member] | Techedu Limited [Member]
Class of Stock [Line Items]
Shares issued during period | shares					1,146,059
Value of shares issued during period					$ 5,000,000
Conversion of convertible redeemable preferred shares to ordinary shares, shares | shares					1,146,059
Share price | $ / shares					$ 4.3628
Series A [Member] | Tarena Limited [Member]
Class of Stock [Line Items]
Shares issued during period | shares					229,212
Value of shares issued during period					$ 1,000,000
Conversion of convertible redeemable preferred shares to ordinary shares, shares | shares					229,212